UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Milbank Winthrop & Co. Inc.

Address:  654 Madison Avenue, Suite 1550
          New York, New York  10021


13F File Number: 28-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Janice Bennett
Title:    Principal
Phone:    (212) 480-2500


Signature, Place and Date of Signing:

/s/ Janice Bennett               New York, New York          November 1, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           78

Form 13F Information Table Value Total: $109,839,210



List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                      MILBANK WINTHROP & CO.

                                                 DISCRECTIONARY OWNERSHIP FOR 13F
                                                         AS OF 9/30/2002

(ITEM 1)                  (ITEM 2)  (ITEM 3)   (ITEM 4)    (ITEM 5)      (ITEM 6)          (ITEM 7)      (ITEM 8)
                                                                       INVESTMENT                    VOTING AUTHORITY
                                                                       DISCRETION                   INVESTMENT DISCRETION
                                                                                                         (SHARED)
            NAME            TITLE              FAIR       SHARES OR               SHARED/
             OF              OF     CUSIP      MARKET     PRINCIPAL SOLE  SHARED  OTHER            SOLE      SHARED  NONE
           ISSUER           CLASS   NUMBER     VALUE      AMOUNT    (A)    (B)    (C)      MGR      (A)       (B)     (C)
--------------------------------------------------------------------------------------------------------------------------

3M COMPANY                COMMON    88579Y101  1,360,879   12,375   X                               12,375   0       0
ABBOTT LABS               COMMON    002824100    227,573    5,633   X                                5,633   0       0
ADVANCED VIRAL RESH C     COMMON    007928104      1,284   10,700   X                               10,700   0       0
AEGON N V - ORD AMER      COMMON    007924103    106,555   11,300   X                               11,300   0       0
AFLAC INC                 COMMON    001055102  3,503,233  114,149   X                              114,149   0       0
AMERICAN EXPRESS CO       COMMON    025816109  3,553,772  113,976   X                              113,976   0       0
AMERICAN INTL GROUP I     COMMON    026874107  2,231,432   40,794   X                               40,794   0       0
AOL TIME WARNER           COMMON    00184A105  1,660,230  141,900   X                              141,900   0       0
AT & T CORP.              COMMON    001957109    780,602   64,996   X                               64,996   0       0
AT & T WIRELESS           COMMON    00209A106     99,370   24,119   X                               24,119   0       0
BANK NEW YORK INC         COMMON    064057102    303,437   10,558   X                               10,558   0       0
BELLSOUTH CORP            COMMON    079860102  1,195,530   65,116   X                               65,116   0       0
BELO CORPORATION          COMMON    080555105  1,859,800   85,000   X                               85,000   0       0
BERKSHIRE HATHAWAY IN     COMMON    084670108    960,700       13   X                                   13   0       0
BP AMOCO ADS              COMMON    055622104  1,914,362   47,979   X                               47,979   0       0
BRIGGS & STRATTON COR     COMMON    109043109    381,406   10,160   X                               10,160   0       0
BRISTOL MYERS SQUIBB      COMMON    110122108  1,821,985   76,554   X                               76,554   0       0
CARNIVAL CORP CL A        COMMON    143658102  2,582,790  102,900   X                              102,900   0       0
CHEVRONTEXACO CORPORA     COMMON    166764100  1,051,908   15,190   X                               15,190   0       0
CHUBB CORP                COMMON    171232101  2,852,805   52,030   X                               52,030   0       0
CISCO SYS INC             COMMON    17275R102    173,853   16,589   X                               16,589   0       0
CITIGROUP INC.            COMMON    172967101  3,665,541  123,627   X                              123,627   0       0
COCA COLA CO              COMMON    191216100  1,506,280   31,407   X                               31,407   0       0
DEERE & CO                COMMON    244199105  1,222,605   26,900   X                               26,900   0       0
DISNEY WALT PRODTNS       COMMON    254687106    208,962   13,802   X                               13,802   0       0
DOVER CORP                COMMON    260003108  2,111,616   83,200   X                               83,200   0       0
DU PONT E I DE NEMOUR     COMMON    263534109    235,104    6,518   X                                6,518   0       0
EMERSON ELEC CO           COMMON    291011104    280,074    6,374   X                                6,374   0       0
EXXON MOBIL CORPORATI     COMMON    30231G102  7,444,918  233,383   X                              233,383   0       0
FEDERAL HOME LOAN MTG     COMMON    313400301  1,816,750   32,500   X                               32,500   0       0
FEDERAL NAT MORTGAGE      COMMON    313586109  1,521,247   25,550   X                               25,550   0       0
GANNETT INC DEL           COMMON    364730101    324,016    4,489   X                                4,489   0       0
GEMSTAR TV GUIDE INTE     COMMON    36866W106     50,027   19,852   X                               19,852   0       0
GENERAL ELECTRIC COMP     COMMON    369604103  3,796,987  154,036   X                              154,036   0       0
GILLETTE CO               COMMON    375766102    477,596   16,135   X                               16,135   0       0
INTEL CORP                COMMON    458140100    388,212   27,949   X                               27,949   0       0
INTERNATIONAL BUSINES     COMMON    459200101    415,692    7,129   X                                7,129   0       0
INTERPUBLIC GROUP COS     COMMON    460690100    806,749   50,899   X                               50,899   0       0
JEFFERSON PILOT CORP      COMMON    475070108    240,600    6,000   X                                6,000   0       0
JOHNSON & JOHNSON         COMMON    478160104  2,710,165   50,114   X                               50,114   0       0
LEHMAN BROS HLDGS INC     COMMON    524908100    372,780    7,600   X                                7,600   0       0
LIBERTY MEDIA CORP SE     COMMON    530718105  1,117,811  155,684   X                              155,684   0       0
MCGRAW HILL INC           COMMON    580645109    235,268    3,843   X                                3,843   0       0
MEDIA GENERAL INC. CL     COMMON    584404107  4,129,020   81,200   X                               81,200   0       0
MELLON FINL CORP          COMMON    58551A108    314,531   12,130   X                               12,130   0       0
MEMBERWORKS INC           COMMON    586002107    840,863   48,270   X                               48,270   0       0
MERCK & CO                COMMON    589331107  3,392,231   74,212   X                               74,212   0       0
MICROSOFT CORP            COMMON    594918104    452,709   10,350   X                               10,350   0       0
MOTOROLA INC              COMMON    620076109    207,703   20,403   X                               20,403   0       0
NESTLE SA SPONSORED A     COMMON    641069406    327,840    6,000   X                                6,000   0       0
NORTHERN TRUST CORP       COMMON    665859104  1,171,357   31,054   X                               31,054   0       0
NUI HLDG CO               COMMON    629431107    425,671   19,707   X                               19,707   0       0
ORACLE CORP               COMMON    68389X105    557,180   70,888   X                               70,888   0       0
PEPSICO INC               COMMON    713448108    283,037    7,660   X                                7,660   0       0
PFIZER INC                COMMON    717081103  1,697,438   58,492   X                               58,492   0       0
PHARMACIA CORP            COMMON    71713U102    302,797    7,788   X                                7,788   0       0
PHILIP MORRIS COS INS     COMMON    718154107  2,413,011   62,191   X                               62,191   0       0
POTASH CORP SASK INC      COMMON    73755L107  3,290,380   52,900   X                               52,900   0       0
PROCTER & GAMBLE CO       COMMON    742718109  3,609,343   40,382   X                               40,382   0       0
PROVIDIAN FINL CORP       COMMON    74406A102     99,470   20,300   X                               20,300   0       0
QUALCOMM INC              COMMON    747525103    320,944   11,620   X                               11,620   0       0
READERS DIGEST ASSN I     COMMON    755267101  1,663,595  106,300   X                              106,300   0       0
REGIS CORP MINN           COMMON    758932107  7,250,020  256,275   X                              256,275   0       0
ROYAL DUTCH PETRO-NY      COMMON    780257804  1,943,103   48,372   X                               48,372   0       0
SCHLUMBERGER              COMMON    806857108    949,885   24,698   X                               24,698   0       0
SIGMA ALDRICH CORP        COMMON    826552101  3,749,447   76,100   X                               76,100   0       0
TEXAS INSTRUMENTS INC     COMMON    882508104    248,136   16,800   X                               16,800   0       0
TRAVELERS PPTY CAS CO     COMMON    89420G406    148,587   10,982   X                               10,982   0       0
TYCO INTL LTD NEW         COMMON    902124106  1,667,663  118,274   X                              118,274   0       0
U S BANCORP               COMMON    902973304    511,935   27,553   X                               27,553   0       0
VIACOM INC CL B           COMMON    925524308  4,073,937  100,467   X                              100,467   0       0
VODAFONE GROUP PLC        COMMON    92857W100    524,336   40,868   X                               40,868   0       0
WACHOVIA GROUP            COMMON    929903102    510,716   15,623   X                               15,623   0       0
WELLS FARGO NEW           COMMON    949746101  1,183,484   24,574   X                               24,574   0       0
WILMINGTON TR CORP        COMMON    971807102  1,700,496   58,800   X                               58,800   0       0
WORLD ACCESS INC          COMMON    98141A101         26   26,105   X                               26,105   0       0
ZEMEX CDA CORP            COMMON    988910105    101,346   18,733   X                               18,733   0       0
ZIMMER HLDGS INC          COMMON    98956P102    204,467    5,333   X                                5,333   0       0

TOTAL                                          109,839,209

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00146.0001 #359031